Right-of-Use Assets - Summary of Depreciation Disclosed in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	$ 1,109,412	$ 1,700,878	$ 2,168,675
Right-of-use assets [member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense continuing operations	193,358	762,813	748,571
Depreciation and amortisation expense discontinued operations			116,075
Depreciation and amortisation expense	$ 193,358	$ 762,813	$ 864,646